ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE
Non-current assets and groups of assets and liabilities which comprise disposal groups are presented as assets held for sale where the asset or disposal group is available for immediate sale in its present condition, and the sale is highly probable.

The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2018 and December 31, 2017:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Investment properties	$422	$853
Property, plant and equipment	—	475
Equity accounted investments	568	—
Accounts receivables and other assets	14	105
Assets held for sale	1,004	1,433
Debt obligations	153	1,107
Accounts payable and other liabilities	10	209
Liabilities associated with assets held for sale	$163	$1,316

The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2018	Dec. 31, 2017
Balance, beginning of year	$1,433	$147
Reclassification to/(from) assets held for sale, net	2,382	4,641
Disposals	(2,819)	(3,365)
Fair value adjustments	81	8
Foreign currency translation	(32)	7
Other	(41)	(5)
Assets held for sale	$1,004	$1,433

At December 31, 2017, assets held for sale included a 50% interest in Bay Adelaide Centre West and East Towers located in Toronto in the Core Office segment, the Hard Rock Hotel and Casino in Las Vegas and thirteen assets within the LP Investment portfolios, as the partnership intended to sell controlling interest in these properties to third parties in the next 12 months.

In the first quarter of 2018, the partnership sold 50% of its interest in Bay Adelaide Centre East and West Towers for approximately C$850 million ($660 million), the Hard Rock Hotel and Casino for approximately $510 million and eight assets within the LP Investments portfolios for approximately $144 million.

In the second quarter of 2018, the partnership reclassifed a portfolio of self-storage assets to assets held for sale. The portfolio sold in the third quarter of 2018 for approximately $1.3 billion.

At December 31, 2018, assets held for sale included ten office assets in the U.S., three office assets in Brazil, two triple-net lease assets in the U.S. and an equity accounted investment within the LP Investments portfolio, as the partnership intends to sell controlling interest in these assets to third parties in the next 12 months.